Deferred Income	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Revenue Recognition and Deferred Revenue [Abstract]
Deferred Income

5. DEFERRED INCOME

	Period Ended	Year Ended
	December 31, 2019	March 31, 2019
	(Unaudited)	(Audited)
Certified Professional Training (CPT)	$127,775	$51,499
Money Mastery Mentorship Program (MMMP)	$59,451	$72,877
Wealth Advisor Investors (ADAM KHOO)	$43,905	$1,389
Building Smart Business	$-	$379
Stocktrading Mentorship Program	$1,256	$1,259
Total deferred income	$232,387	$127,403

As of December 31, 2019 and March 31, 2019, total deferred income represent fee fully received in advance from participants during enrollment for respective courses and program amounted to $232,387 and $127,403 respectively.

The following table set forth the duration for and services individuals received from each program.

Program Name	Description	Duration
Certified Professional Trainer (CPT)

- A dynamic career development program designed to provide a range of skills needed to become a professional trainer.

- Each CPT is able to reap the below benefits:

• Run training programs that would deliver measurable results

• Able to choose the most appropriate and suitable training methods to achieve self-training and development objectives

• Be more innovative in designing the training class to make it more interesting and captivating

• Capable in handling sensitive issues and difficult situations when organizing future training

• Map out a personal branding strategy that is unique and would position that person in a crowded market place

• Create a niche position for the participant in the training market so that he or she can penetrate the market easily

• Develop a personal marketing plan that will map out the strategies to be a successful professional trainer

6 days
Money Mastery Mentorship	- An online learning portal that is designed to help individuals to achieve financial independence through a unique, personalized wealth creation system, designed according to individual’s passion and strength.

- Each individual will learn:
I. Secrets To Create Multiple Sources Of Income
II. Money Mastery Income Acceleration Program
	III. Live Session – Money Mastery Boot Camp	3 days
Wealth Academy Investor	- A comprehensive and practical investment camp designed to help individual to achieve financial freedom through the power of investing to generate multiple income streams and increase their net worth.

- Each individual will learn:
I. The Winning Psychology of Professional Investors
II. How To Turn News Into Explosive Profit Opportunities
III. Market & Sector Index Investing
IV. Value Investing: Warren Buffet’s Strategy
V. Momentum Investing
	VI. Essentials Of Technical Analysis	3 days

5. DEFERRED INCOME

	Year Ended	Year Ended
	March 31, 2019	March 31, 2018
	(Audited)	(Restated)
Certified Professional Training (CPT)	$51,499	$64,844
Money Mastery Mentorship Program (MMMP)	$72,877	$80,012
Wealth Advisor Investors (ADAM KHOO)	$1,389	$41,755
Building Smart Business	$379	$400
Stocktrading Mentorship Program	$1,259	$1,331
Total deferred income, net	$127,403	$188,342

As of March 31, 2019 and March 31, 2018, total deferred income represent fee fully received in advance from participants during enrollment for respective courses and program amounted to $127,403 and $188,342 respectively.

The following table set forth the duration for and services individuals received from each program.

Program Name	Description	Duration
Certified Professional Trainer (CPT)

- A dynamic career development program designed to provide a range of skills needed to become a professional trainer.

- Each CPT is able to reap the below benefits:

• Run training programs that would deliver measurable results

• Able to choose the most appropriate and suitable training methods to achieve self-training and development objectives

• Be more innovative in designing the training class to make it more interesting and captivating

• Capable in handling sensitive issues and difficult situations when organizing future training

• Map out a personal branding strategy that is unique and would position that person in a crowded market place

• Create a niche position for the participant in the training market so that he or she can penetrate the market easily

• Develop a personal marketing plan that will map out the strategies to be a successful professional trainer

6 days
Money Mastery Mentorship	- An online learning portal that is designed to help individuals to achieve financial independence through a unique, personalized wealth creation system, designed according to individual’s passion and strength.

- Each individual will learn:
I. Secrets To Create Multiple Sources Of Income
II. Money Mastery Income Acceleration Program
	III. Live Session – Money Mastery Boot Camp	3 days
Wealth Academy Investor	- A comprehensive and practical investment camp designed to help individual to achieve financial freedom through the power of investing to generate multiple income streams and increase their net worth.

- Each individual will learn:
I. The Winning Psychology of Professional Investors
II. How To Turn News Into Explosive Profit Opportunities
III. Market & Sector Index Investing
IV. Value Investing: Warren Buffet’s Strategy
V. Momentum Investing
	VI. Essentials Of Technical Analysis	3 days